Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	$ 35,865	$ 37,795
Commitments to grant loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	12,397	15,199
Unadvanced portion of construction loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	5,945	5,009
Unfunded commitments under lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of financial instrument	$ 17,523	$ 17,587